Premises and Equipment, net	12 Months Ended
Dec. 31, 2015
Premises and Equipment, net

Note 8. Premises and Equipment, net

Components of premises and equipment included in the balance sheets at December 31, 2015 and 2014 were as follows:

	2015	2014
(Dollars in thousands)
Land and improvements	$2,350	$2,004
Buildings and improvements	12,232	13,032
Furniture and equipment	10,069	9,703

Total cost	24,651	24,739
Less accumulated depreciation	(13,005)	(12,857)

Premises and equipment, net	$11,646	$11,882

Depreciation expense for the years ended December 31, 2015 and 2014 totaled $998 thousand and $792 thousand, respectively.